CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2022
CONTRACT LIABILITIES.
CONTRACT LIABILITIES

30.   CONTRACT LIABILITIES

As at December 31, 2021 and 2022, the Group’s contract liabilities primarily represent advances from customers. Related performance obligations are expected to be satisfied and revenue is recognized within one year.